Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments, measured at fair value by level within the fair value hierarchy
Short-term investments	¥ 577,970	¥ 509,636
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Short-term investments	¥ 577,970	¥ 509,636